Mar. 22, 2018

Prospectus Supplement

John Hancock Funds III
John Hancock International Growth Fund

Supplement dated March 22, 2018 to the current prospectus, as may be supplemented

The following risk is added as a sub-risk of "Foreign securities risk" under the heading "Principal risks" in the "Fund summary" section:

Hong Kong Stock Connect Program (Stock Connect) Risk. China A-Shares listed and traded on certain Chinese stock exchanges through Stock Connect, a mutual market access program designed to, among other things, enable foreign investment in the People's Republic of China (PRC) via brokers in Hong Kong, are subject to a number of restrictions imposed by Chinese securities regulations and local exchange listing rules. Because Stock Connect was established in November 2014, developments are likely, which may restrict or otherwise affect the fund's investments or returns. Furthermore, any changes in laws, regulations and policies of the China A-Shares market or rules in relation to Stock Connect may affect China A-Share prices. These risks are heightened by the underdeveloped state of the PRC's investment and banking systems in general.